Related Party (Details) - Related Party [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Related Party [Line Items]
Proceeds from related parties	$ 1,406,772	$ 952,309
Repayments of Related Party Debt	$ 1,069,544	$ 542,906
Advanced amount			$ 351,924